UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/10

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 98.15%

COMMON STOCKS 98.15%

Aerospace & Defense 3.16%

BE Aerospace, Inc.*	418,800	$12,443
DigitalGlobe, Inc.*	313,600	8,329
HEICO Corp.	226,739	9,766
Hexcel Corp.*	617,253	9,999

Total		40,537

Airlines 1.06%

Copa Holdings SA Class A (Panama)(a)	239,611	13,581

Auto Components 1.28%
Fuel Systems Solutions, Inc.*	92,963	2,926
Westport Innovations, Inc. (Canada)*(a)	711,756	13,523

Total		16,449

Biotechnology 5.81%

Acorda Therapeutics, Inc.*	421,695	16,341
Allos Therapeutics, Inc.*	397,607	3,141
BioMarin Pharmaceutical, Inc.*	210,283	4,914
Cepheid, Inc.*	652,500	13,043
Human Genome Sciences, Inc.*	445,902	12,347
Incyte Corp. Ltd.*	801,100	10,751
InterMune, Inc.*	185,218	7,883
Savient Pharmaceuticals, Inc.*	190,300	2,759
United Therapeutics Corp.*	57,700	3,283

Total		74,462

Capital Markets 2.54%

Affiliated Managers Group, Inc.*	119,763	10,082
Calamos Asset Management, Inc. Class A	598,995	7,457
Financial Engines, Inc.*	944,918	15,043

Total		32,582

Chemicals 2.03%

ChemSpec International Ltd. ADR	411,611	3,622
Rockwood Holdings, Inc.*	240,800	7,210
STR Holdings, Inc.*	659,766	15,214

Total		26,046

Commercial Banks 4.69%

IBERIABANK Corp.	146,900	9,055
Prosperity Bancshares, Inc.	220,738	8,657
Signature Bank*	332,600	13,430
SVB Financial Group*	357,397	17,595
Western Alliance Bancorp*	1,305,000	11,354

Total		60,091

Commercial Services & Supplies 0.11%

EnerNOC, Inc.*	46,853	1,362

Communications Equipment 5.91%

Acme Packet, Inc.*	448,141	11,714
Aruba Networks, Inc.*	1,613,924	20,271
Blue Coat Systems, Inc.*	325,500	10,589
Ciena Corp.*	346,600	6,409
DG FastChannel, Inc.*	299,030	10,520
Meru Networks, Inc.*	95,100	1,652
Riverbed Technology, Inc.*	471,544	14,613

Total		75,768

Computers & Peripherals 2.44%

Fortinet, Inc.*	347,375	6,176
Netezza Corp.*	1,257,098	17,210
Stratasys, Inc.*	331,140	7,894

Total		31,280

Construction & Engineering 0.25%

Orion Marine Group, Inc.*	168,955	3,203

Diversified Consumer Services 1.85%

American Public Education, Inc.*	189,037	8,006
Capella Education Co.*	104,639	9,482
K12, Inc.*	264,690	6,265

Total		23,753

Diversified Financial Services 1.16%

Portfolio Recovery Associates, Inc.*	222,979	14,821

Electrical Equipment 1.80%

American Superconductor Corp.*	83,917	2,449
Harbin Electric, Inc. (China)*(a)	649,506	14,231
Suntech Power Holdings Co., Ltd. ADR*	222,300	3,023
Trina Solar Ltd. ADR*	125,600	3,308

Total		23,011

Electronic Equipment, Instruments & Components 2.30%

FARO Technologies, Inc.*	266,093	6,708
Hollysys Automation Technologies Ltd. (China)*(a)	456,236	4,731
IPG Photonics Corp.*	685,946	12,011
Maxwell Technologies, Inc.*	401,211	5,789
OSI Systems, Inc.*	8,636	225

Total		29,464

Energy Equipment & Services 1.77%

CARBO Ceramics, Inc.	173,455	12,706
ION Geophysical Corp.*	1,668,415	10,027

Total		22,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2010

Investments	Shares	Value (000)

Health Care Equipment & Supplies 9.81%

Align Technology, Inc.*	737,997	$12,531
Conceptus, Inc.*	66,684	1,263
DexCom, Inc.*	1,245,850	13,642
DynaVox, Inc. Class A*	305,063	4,332
Endologix, Inc.*	1,024,632	4,765
ev3, Inc.*	922,941	17,656
Insulet Corp.*	609,174	8,407
Masimo Corp.	52,621	1,232
NuVasive, Inc.*	301,100	12,526
NxStage Medical, Inc.*	622,664	7,920
Somanetics Corp.*	118,933	2,406
Thoratec Corp.*	572,551	25,530
Volcano Corp.*	565,248	13,577

Total		125,787

Health Care Providers & Services 0.25%

Bio-Reference Laboratories, Inc.*	139,200	3,257

Health Care Technology 1.02%

SXC Health Solutions Corp.*	187,167	13,046

Hotels, Restaurants & Leisure 2.91%

BJ’s Restaurants, Inc.*	367,724	8,873
Chipotle Mexican Grill, Inc. Class A*	112,832	15,222
WMS Industries, Inc.*	265,000	13,255

Total		37,350

Household Durables 2.22%

Deer Consumer Products, Inc. (China)*(a)	397,024	4,093
Tempur-Pedic International, Inc.*	351,062	11,831
Tupperware Brands Corp.	244,700	12,497

Total		28,421

Information Technology Services 0.83%

VeriFone Holdings, Inc.*	558,100	10,621

Insurance 0.39%

CNinsure, Inc. ADR	180,835	5,016

Internet & Catalog Retail 1.53%

Netflix, Inc.*	160,922	15,894
Overstock.com, Inc.*	199,174	3,685

Total		19,579

Internet Software & Services 4.94%

Ancestry.com, Inc.*	325,931	6,398
Constant Contact, Inc.*	698,951	17,858
GSI Commerce, Inc.*	153,568	4,185
LogMeIn, Inc.*	566,543	13,251
OpenTable, Inc.*	528,899	20,553
VistaPrint NV*	21,988	1,134

Total		63,379

Machinery 2.68%

Chart Industries, Inc.*	466,537	10,726
China Valves Technology, Inc. (China)*(a)	851,577	9,325
Middleby Corp. (The)*	156,933	9,592
RBC Bearings, Inc.*	147,880	4,667

Total		34,310

Media 2.39%

IMAX Corp. (Canada)*(a)	1,029,800	19,463
QuinStreet, Inc.*	662,378	11,188

Total		30,651

Metals & Mining 0.28%

Gulf Resources, Inc. (China)*(a)	335,664	3,608

Oil, Gas & Consumable Fuels 1.53%

Brigham Exploration Co.*	351,202	6,852
Clean Energy Fuels Corp.*	726,487	12,801

Total		19,653

Pharmaceuticals 2.49%

Auxilium Pharmaceuticals, Inc.*	341,146	12,145
Impax Laboratories, Inc.*	185,675	3,361
Salix Pharmaceuticals, Ltd.*	351,316	14,123
ViroPharma, Inc.*	178,962	2,276

Total		31,905

Professional Services 0.76%

Kforce, Inc.*	700,192	9,726

Real Estate Management & Development 0.83%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	439,253	10,612

Semiconductors & Semiconductor Equipment 8.79%

Atheros Communications, Inc.*	523,491	20,332
Cavium Networks, Inc.*	679,337	18,756
Cypress Semiconductor Corp.*	496,900	6,405
MaxLinear, Inc. Class A*	185,900	3,142
NetLogic Microsystems, Inc.*	681,832	21,253
Renesola Ltd. ADR*	1,379,528	10,774
Silicon Laboratories, Inc.*	313,885	15,176
Veeco Instruments, Inc.*	381,345	16,775

Total		112,613

Software 6.21%

Concur Technologies, Inc.*	68,047	2,852
SS&C Technologies Holdings, Inc.*	569,913	9,563
SuccessFactors, Inc.*	991,823	20,759
Synchronoss Technologies, Inc.*	723,855	14,788
Taleo Corp. Class A*	259,306	6,737
TiVo, Inc.*	723,700	12,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2010

Investments	Shares	Value (000)
Software (continued)

VanceInfo Technologies, Inc. ADR*	510,900	$12,185

Total		79,563

Specialty Retail 5.13%

Citi Trends, Inc.*	270,801	9,083
Dick’s Sporting Goods, Inc.*	352,644	10,265
DSW, Inc. Class A*	101,460	3,064
hhgregg, Inc.*	66,802	1,913
Lumber Liquidators Holdings, Inc.*	332,687	10,134
Rue21, Inc.*	388,487	12,276
Ulta Salon, Cosmetics & Fragrance, Inc.*	441,114	10,199
Zumiez, Inc.*	477,200	8,857

Total		65,791

Textiles, Apparel & Luxury Goods 5.00%

Deckers Outdoor Corp.*	155,710	21,890
Fossil, Inc.*	220,542	8,579
lululemon athletica, Inc. (Canada)*(a)	351,164	13,211
Steven Madden Ltd.*	175,465	10,170
Under Armour, Inc. Class A*	301,715	10,183

Total		64,033

Total Common Stocks (cost $972,536,294)		1,258,064

WARRANT 0.00%

Information Technology Services

Lantronix, Inc. (2/9/2011 at $4.68)* (cost $0)	7,405	—	(b)

Total Long-Term Investments (cost $972,536,224)		1,258,064

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.08%

Repurchase Agreement

Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $14,235,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $14,181,619; proceeds: $13,902,872 (cost $13,902,849)	$13,903	13,903

Total Investments in Securities 99.23% (cost $986,439,073)		1,271,967

Other Assets in Excess of Liabilities 0.77%		9,848

Net Assets 100.00%		$1,281,815

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is valued at zero (See Note 2(a)).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,258,064	$—	$—	$1,258,064
Repurchase Agreement	—	13,903	—	13,903

Total	$1,258,064	$13,903	$—	$1,271,967

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,007,054,188

Gross unrealized gain	274,121,966
Gross unrealized loss	(9,208,729)

Net unrealized security gain	$264,913,237

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2010:

Affiliated Issuers	Balance of Shares Held at 7/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2010	Value at 4/30/2010	Net Realized Gain (Loss) 8/1/2009 to 4/30/2010(a)	Dividend Income 8/1/2009 to 4/30/2010(a)
DynaVox, Inc.(b)	—	305,063	—	305,063	$4,331,895	$—	$—
SS&C Technologies Holdings, Inc.(b)	—	569,913	—	569,913	9,563,140	—	—

Total					$13,895,035	$—	$—

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b) Not an affiliated issuer as of July 31, 2009.

5. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010